30-Apr-2014
Principal
Payment
31,674,202.59
0.00
0.00
0.00
31,674,202.59
Interest per
Note
Collection Period No.
6
Collection Period (from... to)
1-Apr-2014
30-Apr-2014
Mercedes-Benz Auto Lease Trust 2013-B
Investor Report
Collection Period Ended
Determination Date
13-May-2014
Record Date
14-May-2014
Payment Date
15-May-2014
Interest Period of the Class A-1 Notes (from... to)
15-Apr-2014
15-May-2014 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2014
15-May-2014
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
272,000,000.00
100,696,821.39
69,022,618.80
116.449274
Class A-2 Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.000000
Class A-3 Notes
535,000,000.00
535,000,000.00
535,000,000.00
0.000000
Class A-4 Notes
100,805,000.00
100,805,000.00
100,805,000.00
0.000000
Total Note Balance
1,307,805,000.00
1,136,501,821.39
1,104,827,618.80
Overcollateralization
262,190,087.88
290,449,091.26
290,449,091.26
Total Securitization Value
1,569,995,087.88
1,426,950,912.65
1,395,276,710.06
present value of lease payments
550,321,585.65
402,365,223.68
377,399,183.75
present value of Base Residual Value
1,019,673,502.23
1,024,585,688.97
1,017,877,526.31
Amount
Percentage
Payment
Initial Overcollateralization Amount
262,190,087.88
16.70%
Target Overcollateralization Amount
290,449,091.26
18.50%
18.50%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.260000%
21,817.64
0.080212
31,696,020.23
116.529486
Class A-2 Notes
0.530000%
176,666.67
0.441667
176,666.67
0.441667
Class A-3 Notes
0.620000%
276,416.67
0.516667
276,416.67
0.516667
Class A-4 Notes
0.760000%
63,843.17
0.633333
63,843.17
0.633333
Total
538,744.15
$32,212,946.74
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
290,449,091.26
Factor
0.253760
1.000000
1.000000
1.000000

Distribution Detail
Amount Paid                                     Shortfall
Available Funds
Lease Payments Received
25,574,254.33
(1) Total Servicing Fee
Distributions
1,189,125.76
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
906,767.22
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
14,172,397.68
Excess wear and tear included in Net Sales Proceeds
2,663.60
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
49,844.31
(4) Priority Principal Distribution Amount
Subtotal
40,653,419.23
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
7,251,567.02
40,653,639.52
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
220.29
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
40,653,639.52
Amount Due
Total Available Collections
40,653,639.52
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,189,125.76
1,189,125.76
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
538,744.15
538,744.15
0.00
thereof on Class A-1 Notes
21,817.64
21,817.64
0.00
thereof on Class A-2 Notes
176,666.67
176,666.67
0.00
thereof on Class A-3 Notes
276,416.67
276,416.67
0.00
thereof on Class A-4 Notes
63,843.17
63,843.17
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
538,744.15
538,744.15
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
31,674,202.59
31,674,202.59
0.00
Principal Distribution Amount
31,674,202.59
31,674,202.59
0.00
0.00
0.00
538,744.15
0.00
0.00
31,674,202.59

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
7,849,975.44
Reserve Fund Amount - Beginning Balance
7,849,975.44
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
39.33
minus Net Investment Earnings
39.33
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
7,849,975.44
Reserve Fund Deficiency
0.00
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
39.33
Net Investment Earnings on the Exchange Note
Collection Account
180.96
Investment Earnings for the Collection Period
220.29
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,569,995,087.88
37,363
Securitization Value beginning of Collection Period
1,426,950,912.65
36,351
Principal portion of lease payments
17,201,523.45
Terminations- Early
12,089,708.07
Terminations- Scheduled
796,812.62
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,586,158.45
Securitization Value end of Collection Period
1,395,276,710.06
35,938
Pool Factor
88.87%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.79%
6.78%
Weighted Average Remaining Term (months)
24.32
17.60
Weighted Average Seasoning (months)
9.84
16.56
Aggregate Base Residual Value
1,159,889,424.74
1,114,857,248.38
Cumulative Turn-in Ratio
75.57%
Proportion of base prepayment assumption realized life to date
144.49%
Actual lifetime prepayment speed
0.48%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,393,518,024.75
35,890
99.87%
31-60 Days Delinquent
1,487,371.73
41
0.11%
61-90 Days Delinquent
233,088.09
6
0.02%
91-120 Days Delinquent
38,225.49
1
0.00%
Total
1,395,276,710.06
35,938
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,146,053.90
Less Liquidation Proceeds
872,114.49
13,326,625.24
Less Recoveries
265,905.56
Current Net Credit Loss / (Gain)
8,033.85
Cumulative Net Credit Loss / (Gain)
405,907.04
14,288,843.01
Current Residual Loss / (Gain)
(962,217.77)
Cumulative Residual Loss / (Gain)
(3,961,963.97)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.026%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.252%)
Less sales proceeds and other payments received during
Collection Period